OPERATING LEASES AND COMMITMENTS	12 Months Ended
Dec. 31, 2019
Operating Leases And Commitments
NOTE 10 - OPERATING LEASES AND COMMITMENTS

Effective for annual reporting periods beginning on or after January 1, 2019, IFRS 16 introduced a new approach to lessee accounting that requires a lessee to recognize assets and liabilities for the rights and obligations created by leases. IFRS 16 requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months. The IASB concluded that such an approach will result in a more faithful representation of a lessee’s assets and liabilities and, together with enhanced disclosures, greater transparency of a lessee’s financial leverage and capital employed.

We adopted this standard on January 1, 2019, with an immaterial cumulative adjustment of $11,667 to accumulated deficit rather than retrospectively adjusting prior periods. This adoption approach resulted in a balance sheet presentation that is not comparable to the prior period. We used an incremental borrowing rate as a discount rate for our operating leases. The discount rate ranges from 6.89% to 7.10%. The adoption of this standard resulted in the recognition of operating lease assets of approximately $393,000 and liabilities of approximately $405,000 as of January 1,2019.

In August 2018, October 2017, the Corporation entered into or renewed its operating lease agreements for its Canadian and US (New Jersey) premises, which will expire on August 31, 2020 and October 31, 2020, respectively. The average remaining years for our lease are 1.4 year as of December 31, 2019.

The following table provides the changes in the Corporation’s operating lease right-of-use assets for the year ended December 31, 2019:

In Thousands of US Dollars
Operation
lease
right-of-use
asset
Balances as of January 1, 2019	$393
Accumulated amortization	(253)
Other	(4)
Balances as of December 31, 2019	$136

The following table provides the changes in the Corporation’s operating lease liability for the year ended December 31, 2019:

In Thousands of US Dollars
Total

Balances as of January 1, 2019	$405
Repayments of lease liability	(277)
Other	19
Balances as of December 31, 2019	$147
Lease liability due within one year	$144
Lease liability long term	$3

 The total future commitment payment amount for above lease is $151,805 comparing an outstanding lease liability of $147,036 as of December 31, 2019. The difference is due to borrowing rate discount.

Other operating leases commitment

Other than operating lease described in above operating lease table. the corporation renewed its operating lease for its US(California) office and the renewed lease will be treated as new lease and will be effective effective from January 1,2020 and expire on July 31,2021. This new lease will result in the recognition of operating lease assets and liabilities of approximately $144,000 as of January 1,2020.